Sales Financing Receivables and Other Loan Receivables (Schedule of Annual Maturities of Retail Finance Receivables and Long-Term Trade Accounts Receivable and Future Minimum Lease Payments on Finance Leases) (Details) (JPY ¥)
In Millions
Mar. 31, 2011
Long-Term Trade Accounts Receivable [Member]
2012	¥ 24,500
2013	11,105
2014	7,559
2015	4,749
2016	2,542
2017 and thereafter	1,532
Total	51,987
Retail Finance Receivable [Member]
2012	65,779
2013	55,808
2014	43,040
2015	25,555
2016	3,047
2017 and thereafter	756
Total	193,985
Finance Lease Receivable [Member]
2012	43,353
2013	32,191
2014	22,146
2015	15,265
2016	9,251
2017 and thereafter	4,850
Total	¥ 127,056